SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Repayment of borrowings from related parties		$ 1,065,846	$ 4,662,642	$ 1,276
Purchase of property and equipment on behalf of the Company			12,621	31,722
Kwai Hoi Ma [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	[1]		3,536,592	976,941
Repayment of borrowings from related parties		615,969	4,253,628	1,276
Payment of operating expenses of behalf of the Company	[2]	593,263	791,871	4,256,995
Payment of deferred offering costs	[2]			200,000
Purchase of property and equipment on behalf of the Company	[2]		12,621	31,722
Mui Ko [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	[1]	449,877	1,409,014
Repayment of borrowings from related parties		449,877	409,014
Related Party [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	[1]	449,877	4,945,606	976,941
Interest expense of convertible promissory notes - related parties		86,178	17,333
Nova Pulsar Holdings Limited [Member]
Related Party Transaction [Line Items]
Payment of SPAC extension fee, as part of deferred offering costs		69,763
TKO Investment Limited [Member]
Related Party Transaction [Line Items]
Purchase of convertible promissory note issued by the Company		4,500,000
Fantastic Global Venture Limited [Member]
Related Party Transaction [Line Items]
Purchase of convertible promissory note issued by the Company			3,500,000
Interest expense of convertible promissory notes - related parties		67,027	4,382
Edinburgh DH Holdings Limited [Member]
Related Party Transaction [Line Items]
Purchase of convertible promissory note issued by the Company			1,000,000
Interest expense of convertible promissory notes - related parties		19,151	12,951
True Blue [Member]
Related Party Transaction [Line Items]
Payment of marketing expenses			$ 451,613	$ 375,000

[1]	The borrowings from related parties were interest free and repayable on demand.
[2]	The payments of operating expenses, deferred offering costs and purchase of property and equipment on behalf of the Company were subject to repayments to Mr. Kwai Hoi, Ma.